As filed with the Securities and Exchange Commission on December 23, 2009
Securities Act File No. 333-158789

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING MUTUAL FUNDS
 (Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in the reorganization of ING Growth Opportunities Fund with and into ING International Capital Appreciation Fund, each a separate series of ING Mutual Funds, as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information that were filed on EDGAR and went effective on June 4, 2009 (File No. 333-158789).

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).

Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.  Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Registrant has obtained from a major insurance carrier a Trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)                                  (a)                                  Amended and Restated Declaration of Trust of ING Mutual Funds dated June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed on September 8, 2004 and incorporated herein by reference.

(b)                                 Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (ING Global Real Estate Fund Class I Shares) - Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed on September 8, 2004 and incorporated herein by reference.

(c)                                  Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (ING International Value Choice Fund) - Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(d)                                 Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change - ING Global Value Choice Fund, formerly ING Worldwide Growth Fund) - Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(e)                                  Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change - ING International SmallCap Fund,  formerly ING International SmallCap Growth Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration  Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(f)                                    Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (ING Global Value Choice Fund and ING International Value Choice Fund Class I Shares) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(g)                                 Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (ING Emerging Markets Fixed Income Fund and ING Greater China Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(h)                                 Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (ING Global Equity Dividend Fund & ING Global Real Estate Fund Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(i)                                     Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified International Fund, ING International Capital Appreciation Fund and ING International Capital Appreciation Fund) - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(j)                                     Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(k)                                  Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond Fund) - Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on June 19, 2006 and incorporated herein by reference.

(l)                                     Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A on June 19, 2006 and incorporated herein by reference.

(m)                               Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (ING Diversified International Fund Class R Shares) - Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A on August 14, 2006 and incorporated herein by reference.

(n)                                 Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change - ING Global Natural Resources Fund, formerly ING Precious Metals Fund) - Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(o)                                 Amendment No. 14 dated November 9, 2006 to the Amended and Restated Declaration of Trust (ING International Value Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(p)                                 Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize or convert issued or unissued Interests of any class into Interests of one or more other classes) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(q)                                 Amendment No. 16 dated November 9, 2006 to the Amended and Restated Declaration of Trust (abolishing Class M Shares of ING Emerging Countries Fund) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(r)                                    Amendment No. 17 dated February 28, 2007 to the Amended and Restated Declaration of Trust (name change - ING International Growth Opportunities Fund, formerly ING International Fund) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(s)                                  Amendment No. 18 dated March 2, 2007 to the Amended and Restated  Declaration of Trust (ING Growth Opportunities Dividend Fund) - Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on July 27, 2007 and incorporated herein by reference.

(t)                                    Amendment No. 19 dated July 12, 2007 to the Amended and Restated Declaration of Trust (ING Asia-Pacific Real Estate Fund and ING European Real Estate Fund; ING Global Equity Dividend Fund and ING Global Natural Resources Fund Class I Shares; and ING International Capital Appreciation Fund Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A on July 27, 2007 and incorporated herein by reference.

(u)                                 Amendment No. 20 dated September 12, 2007 to the Amended and Restated Declaration of Trust (Class W shares for ING Diversified International Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING Growth Opportunities Dividend Fund, ING International Real Estate Fund and ING International SmallCap Fund) - Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A on November 9, 2007 and incorporated herein by reference.

(v)                                 Amendment No. 21 dated December 17, 2007 to the Amended and Restated Declaration of Trust (name change - ING International SmallCap Multi-Manager Fund, formerly ING International SmallCap Fund) - Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on From N-1A on February 27, 2008.

(w)                               Amendment No. 22 dated May 30, 2008 to the Amended and Restated Declaration of Trust (Class O shares for ING Diversified International Fund, ING Global Bond Fund, ING Greater China Fund and ING  International SmallCap Multi-Manager Fund) - Filed as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on From N-1A on June 4, 2008.

(y)                                 Amendment No. 23 dated September 27, 2008 to the Amended and Restated Declaration of Trust — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(x)                                   Amendment No. 24 dated March 27, 2009 to the Amended and Restated Declaration of Trust (ING International Capital Appreciation Fund — Class Q shares) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(z)                                   Amendment No. 25 dated May 14, 2009 to the Amended and Restated Declaration of Trust (ING Global Bond Fund, ING Global Value Choice Fund, ING International Value Choice Fund — Class W shares) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(aa)                            Amendment No. 26 dated August 10, 2009 to the Amended and Restated Declaration of Trust (Dissolved ING International Growth Opportunities Fund) — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(bb)                          Amendment No. 27 dated August 21, 2009 to the Amended and Restated Declaration of Trust (Dissolved ING Disciplined International SmallCap Fund and ING Emerging Markets Fixed Income Fund) — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(cc)                            Amendment No. 28 dated September 10, 2009 to Amended and Restated Declaration of Trust (Class I shares for ING Russia Fund) — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(2)           (a)           Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(b)                                 Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A on June 4, 1996 and incorporated herein by reference.

(3)                                  Not applicable.

(4)                                  Agreement and Plan of Reorganization between ING International Capital Appreciation Fund and ING International Growth Opportunities Fund, each a separate series of ING Mutual Funds — Previously filed as Appendix A to the Registrant’s Proxy Statement/Prospectus on Form N-14 on June 4, 2009 and incorporated herein by reference (File No. 333-158789).

(5)                                  Not applicable.

(6)                                  (a)           Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(i)            Amendment effective December 15, 2006 to Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(ii)           Amended Schedule A effective October 2008 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(iii)          Reduction letter dated May 28, 2008 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 (ING Emerging Countries Fund) — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(iv)          Reduction letter dated June 1, 2009 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 (ING International SmallCap Multi-Manager Fund) — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(iv)          Reduction letter dated August 8, 2009 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 (ING International Capital Appreciation Fund) — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(b)                                 Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment to the Investment Management Agreement, effective as of September 2, 2004 (ING Foreign Fund, ING Global Equity Dividend Fund, ING International Fund, ING Precious Metals Fund and ING Russia Fund) - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Management Agreement — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(iii)          Letter agreement dated March 1, 2009 with respect to ING Foreign Fund — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(iv)          Amended Schedule A dated October 2007 with respect to the Investment Management Agreement dated September 23, 2002 — Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008 and incorporated herein by reference.

(c)                                  Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment effective September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)           Amended Schedule A dated September 2007 with respect to the Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. - Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A filed on October 12, 2007 and incorporated herein by reference.

(iii)          Aeltus Termination letter (ING Worldwide Growth Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A on September 30, 2005 and incorporated herein by reference.

(iv)          Second Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(v)           Third Amendment effective September 15, 2007 to the Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) - Filed as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on From N-1A on June 4, 2008.

(vi)          ING Investment Management Co. Termination Letter (merger of ING International Growth Opportunities Fund with and into ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(d)                                 Amended and Restated Sub-Advisory Agreement dated December 7, 2005 and amended and restated August 21, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(i)            Schedule A to the Amended and Restated Sub-Advisory Agreement dated December 7, 2005 and amended and restated August 21, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V. — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(e)                                  Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and Clarion CRA Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment effective as of July 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Clarion - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(ii)           Second Amendment effective as of September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Clarion - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(iii)          Clarion Name change notification - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A on December 17, 2004 and incorporated herein by reference.

(iv)          Third Amendment effective as of December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC, and ING Clarion Real Estate Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(v)           Amended Schedule A dated June 1, 2008 to the Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(f)                                    Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, LLC - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(ii)           Second Amendment effective May 31, 2007 to the Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A filed on October 12, 2007 and incorporated herein by reference.

(iii)          Third Amendment effective August 20, 2009 to the Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(iv)          Amended Schedule A effective July 31, 2007 to the Sub-Advisory Agreement dated May 28, 2003, as amended, between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008.

(g)                                 Sub-Advisory Agreement dated March 1, 2005 between ING Investments, LLC and Acadian Asset Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A filed on February 25, 2005 and incorporated herein by reference.

(i)            First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated March 1, 2005 between ING Investments, LLC, and Acadian Asset Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(h)                                 Sub-Advisory Agreement dated March 1, 2007 between ING Investments, LLC and Hansberger Global Investors, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A on May 14, 2007 and incorporated herein by reference.

(i)            Schedule A dated August 8, 2009 to the Sub-Advisory Agreement dated March 1, 2007 between ING Investments, LLC and Hansberger Global Investors, Inc. — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(i)                                     Sub-Advisory Agreement dated December 7, 2005 between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)            Schedule A dated December 7, 2005 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(ii)           First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated December 7, 2005 between ING Investments, LLC  and ING Investment Management Asia/Pacific (Hong Kong) Limited - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(j)                                     Sub-Advisory Agreement dated November 16, 2007 between ING Investments, LLC and Tradewinds Global Investors, LLC with regard to ING Global Value Choice Fund - Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008.

(i)            Schedule A effective as of November 16, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC - Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008.

(k)                                  Sub-Advisory Agreement dated November 1, 2006 between ING Investments, LLC and Batterymarch Financial Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A on December 7, 2006 and incorporated herein by reference.

(i)            Amended Schedule A effective July 1, 2009 to the Sub-Advisory Agreement between ING Investments, LLC and Batterymarch Financial Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(l)                                     Sub-Advisory Agreement dated December 17, 2007 between ING Investments, LLC and Schroder Investment Management North America Inc. — Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(i)            Schedule A effective as of November 16, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(m)                               Sub-Sub-Advisory Agreement dated December 17, 2007, by and among ING Investment’s, LLC, Schroder Investment Management North America, Inc. and Schroder Investment Management North America Limited — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(n)                                 Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Clarion Real Estate Securities, L.P. effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective December 17, 2007 to the Restated Expense Limitation Agreement effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 -Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008.

(ii)           First Amendment to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Clarion Real Estate Securities L.P. dated September 23, 2002 effective as of January 30, 2009 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(o)                                 Amended and Restated Expense Limitation Agreement effective May 29, 2003 as hereby amended and restated on February 1, 2005 between ING Mutual Funds and ING Investments, LLC with respect to ING Global Equity Dividend Fund - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective December 17, 2007 with respect to the Restated Expense Limitation Agreement effective May 29, 2003 as hereby amended and restated on February 1, 2005 between ING Mutual Funds and ING Investments, LLC with respect to ING Global Equity Dividend Fund - Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008.

(ii)           First Amendment to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds dated May 29, 2003 effective as of January 30, 2009 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(p)                                 Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A on December 6, 2005 and incorporated herein by reference.

(i)            Side Agreement dated March 1, 2009 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Foreign Fund) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 — Filed as an Exhibit to

Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(ii)           Side Agreement dated March 1, 2009 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Diversified International Fund) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(iii)          Side Agreement dated March 1, 2009 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Emerging Countries) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(iv)          Amended Schedule A dated July 15, 2009 to the Amended and Restated Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(v)           First Amendment to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds dated September 23, 2002 effective as of January 30, 2009 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(vi)          Amended Schedule A dated September 30, 2009 to the Amended Restated Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(p)                                 Expense Limitation Agreement effective January 2, 2008 between ING Funds Distributor, LLC, ING Investments, LLC and ING Mutual Funds with regard to ING Global Value Choice Fund — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(i)            Amended Schedule A to the Expense Limitation Agreement as amended on June 1, 2009 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(ii)           First Amendment to the Expense Limitation Agreement between ING Investments, LLC, ING Funds Distributor, LLC and ING Mutual Funds dated January 2, 2008 effective as of January 30, 2009 — Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(q)                                 Side Agreement between ING Mutual Funds and ING Investments, LLC dated May 30, 2008 with respect to Class O shares of ING Greater China Fund — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(r)                                    Side Agreement between ING Mutual Funds and ING Investments, LLC dated March 1, 2009 with respect to Class A, Class B, Class C, and Class I shares of ING Greater China Fund — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(7)           (a)           Underwriting Agreement dated September 23, 2002 between ING Mutual Funds and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Schedule A dated October 2008 with respect to the Underwriting Agreement dated September 23, 2002 between ING Mutual Funds and ING Funds Distributor, LLC — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(8)                                  Not applicable.

(9)           (a)           Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, dated August 20, 2009 to the Custody Agreement dated January 6, 2003 with The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(b)                                 Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A filed on August 29, 2003 and incorporated herein by reference.

(i)            Amended Exhibit A, dated August 20, 2009 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(ii)           Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon— Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(c)                                  Securities Lending Agreement and Guaranty dated August 7, 2003 with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A dated August 20, 2009 to the Securities Lending Agreement and Guaranty dated August 7, 2003 with The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(10)                            (a)                                  Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as Pilgrim Mutual Funds) Class B Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class B Shares — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(b)                                 Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as Pilgrim Mutual Funds) Class A Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class A Shares — Filed as an Exhibit to Post

Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(ii)           Waiver letter dated January 1, 2009 (ING Emerging Countries Fund) — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(c)                                  Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as Pilgrim Mutual Funds) Class C Share - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class C Shares — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(d)                                 Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as  Pilgrim Mutual Funds) Class C Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class C Shares — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(f)                                    Shareholder Service and Distribution Plan for ING Mutual Funds Class R Shares — Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(g)                                 Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective January 2, 2007 - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(i)            Amended Schedule A and Amended Schedule B effective May 14, 2009 to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(ii)           Amended Schedule A and Amended Schedule B effective September 10, 2009 to Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(h)                                 Fourth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective September 10, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(i)            Schedule A and Schedule B to the Fourth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 2009 - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(11)         Opinion and Consent of Counsel — Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on April 24, 2009 and incorporated herein by reference (File No. 333-158789).

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herewith.

(13)         (a)           Amended and Restated Administration Agreement dated  September 23, 2002 and amended and restated on November 30, 2008 between ING Mutual Funds and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(b)                                 Agency Agreement dated November 30, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Exhibit A dated April 28, 2008 to the Agency Agreement dated November 30, 2003 - Filed as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on From N-1A on June 4, 2008.

(c)                                  Transfer Agency Agreement dated February 25, 2009 by and between PNC Global Investment Servicing (U.S.) Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(i)            Amended Exhibit A effective August 12, 2009 to the Transfer Agency Agreement dated February 25, 2009 by and between PNC Global Investment Servicing (U.S.) Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(d)                                 Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, dated August 20, 2009, to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A on September 29, 2009 and incorporated herein by reference.

(d)                                 Shareholder Servicing Plan for ING Mutual Funds Class O Shares dated July 21, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective May 2008 to the Shareholder Services Plan for Class O Shares — Filed as an Exhibit to Post Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(e)                                  Shareholder Service Plan for ING Mutual Funds Class Q Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Schedule A as amended on July 15, 2009to the Shareholder Service Plan for ING Mutual Funds Class Q Shares - Filed as an Exhibit to Post Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A on July 14, 2009 and incorporated herein by reference.

(f)                                    Shareholder Service Plan Fee Waiver for ING Mutual Funds Class A Shares (ING Emerging Countries Fund) dated January 1, 2008 - Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A on February 27, 2008.

(g)                                 Shareholder Services Agreement dated June 4, 2008 between ING Funds Distributor, LLC and ShareBuilder Securities Corporation (Class O Shares) — Filed as an Exhibit to Post Effective Amendment

No. 134 to the Registrant’s Registration Statement on Form N-1A on February 26, 2009 and incorporated herein by reference.

(14)                            Consent of independent auditor — Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on April 24, 2009 and incorporated herein by reference (File No. 333-158789).

(15)                            Not applicable.

(16)                            Powers of attorney — Filed as an attachment to Post-Effective Amendment 129 to the Registrant’s Registration Statement on Form N-1A on December 14, 2007 and are incorporated herein by reference (File No. 033-56094; 811-07428).

(17)                            Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 23rd day of December, 2009.

ING MUTUAL FUNDS

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		President, Chief Executive	December 23, 2009
Shaun P. Mathews*		Officer and Interested Trustee

		Senior Vice President and	December 23, 2009
Todd Modic*		Chief/Principal Financial Officer

		Trustee	December 23, 2009
Colleen D. Baldwin*

		Trustee	December 23, 2009
John V. Boyer*

		Trustee	December 23, 2009
Patricia W. Chadwick*

		Interested Trustee	December 23, 2009
Robert W. Crispin*

		Trustee	December 23, 2009
Peter S. Drotch*

		Trustee	December 23, 2009
J. Michael Earley*

		Trustee	December 23, 2009
Patrick W. Kenny*

		Trustee	December 23, 2009
Sheryl K. Pressler*

		Trustee	December 23, 2009
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Trustee — Filed as an attachment to Post-Effective Amendment 129 to the Registrant’s Registration Statement on Form N-1A on December 14, 2007 and are incorporated herein by reference (File No. 033-56094; 811-07428).

Exhibit Index

Exhibit Number	Name of Exhibits
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences